Estimated Future Amortization Expense on Payments for Processing Rights and Conversion Costs (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Conversion costs
Finite-Lived Intangible Assets [Line Items]
2016	$ 32,122
2017	29,148
2018	25,656
2019	21,149
2020	17,800
Payments for processing rights
Finite-Lived Intangible Assets [Line Items]
2016	17,394
2017	15,978
2018	14,561
2019	12,277
2020	$ 10,167